Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

On April 11, and May 12, 2023, Abri received proceeds of $87,500, each time upon entering into a non-convertible promissory notes with a related party. Abri deposited all proceeds into the Trust Account to extend the time to complete a business combination to June 12, 2023. On June 9, 2023, Abri deposited an additional $87,500 into the Trust Account to extend the time to complete a business combination to July 12, 2023.

NOTE 10 — SUBSEQUENT EVENTS

Nasdaq Deficiency Notice

On March 23, 2023, the Company received a letter (the “MVLS Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying it that, for the last 30 consecutive business days prior to the date of the MVLS Notice, the Minimum Value of Listed Securities (“MVLS”) was less than $35.0 million, which does not meet the requirement for continued listing on The Nasdaq Capital Market, as required by Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Staff has provided the Company with 180 calendar days, or until September 19, 2023, to regain compliance with the MVLS Rule. The MVLS Notice has no immediate effect on the listing of the Company’s securities on The Nasdaq Capital Market.

If the Company regains compliance with the MVLS Rule, the Staff will provide written confirmation to it and close the matter. To regain compliance with the MVLS Rule, the Company’s MVLS must meet or exceed $35.0 million for a minimum of ten consecutive business days during the 180-day compliance period ending on September 19, 2023. In the event the Company does not regain compliance with the MVLS Rule prior to the expiration of the compliance period, it will receive written notification that its securities, including the Units, Common Stock and Warrants, are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel.

Convertible Promissory Note with Sponsor

On January 17, 2023, the Company entered a convertible promissory note with its Sponsor and received $200,000 of proceeds to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination. In the event that an Initial Business Combination does not close prior to April 12, 2023 (or up to August 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of the date that the financial statements were issued, there was $200,000 outstanding under the note.

On February 6, 2023, Abri received proceeds of $87,500 upon entering into a non-convertible promissory note with a related party. Abri deposited all proceeds into the Trust Account to extend the time to complete a business combination to March 12, 2023. On March 10, 2023, Abri deposited an additional $87,500 into the Trust Account to extend the time to complete a business combination to April 12, 2023.